Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available		€ 3,196,758		€ 3,183,030
Balance outstanding		1,796,444		1,905,355
Revolving credit facility USD
Long-term debt
Maximum amount available	$ 900,000	821,468	$ 900,000	801,139
Balance outstanding	23,176	21,154	138,700	123,464
Revolving credit facility EUR
Long-term debt
Maximum amount available		600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available	1,200,000	1,095,290	1,230,000	1,094,891
Balance outstanding	$ 1,200,000	1,095,290	$ 1,230,000	1,094,891
EUR term loan 5-year
Long-term debt
Maximum amount available		280,000		287,000
Balance outstanding		280,000		287,000
EUR term loan 3-year
Long-term debt
Maximum amount available		400,000		400,000
Balance outstanding		€ 400,000		€ 400,000